Other Operating Income - Summary of Other Operating Income (Detail) - JPY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Analysis of income and expense [abstract]
Reversal of impairment losses of property, plant and equipment	¥ 2,582		¥ 2,511
Gain on sales of property, plant and equipment	482,414	¥ 8,769	70,682
Foreign exchange gains, net		40	1,308
Others	60,189	56,792	34,061
Total	¥ 545,185	¥ 65,601	¥ 108,562